PIMCO REALPATH Blend 2050 Fund Expense Example, No Redemption - PIMCO REALPATH Blend 2050 Fund - A	Jun. 30, 2026 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 612
Expense Example, No Redemption, 3 Years	746
Expense Example, No Redemption, 5 Years	891
Expense Example, No Redemption, 10 Years	$ 1,315